Schedule of Income (loss) Before Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Operating Loss Carryforwards [Line Items]
Total loss before income taxes	$ (13,193,599)	$ (63,569,064)	$ (31,494,872)	$ (103,959,935)	$ (107,906,532)	$ (30,184,270)
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Total loss before income taxes					(87,679,037)	(19,987,348)
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Total loss before income taxes					$ (20,227,495)	$ (10,196,922)